Financial Expense, Net - Schedule of Financial Income (Expense), Net (Detail) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income:
Interest on cash and cash equivalents and financial investments	$ 17.9	$ 18.3	$ 68.2
Interest on receivables	3.1	10.6	55.4
Residual value guarantee	52.0	3.7	0.0
Taxes over financial revenue	(2.2)	(3.9)	(7.0)
Phantom shares (LTI)	0.0	5.1	1.5
Others	4.0	(4.7)	(1.3)
Total financial income	74.8	29.1	116.8
Financial expenses:
Interest on loans and financing	(240.7)	(214.9)	(201.6)
IOF - (tax on financial transactions)	(0.9)	(9.1)	(1.6)
Interest on taxes, social charges and contributions	(3.2)	(4.9)	(6.7)
Residual value guarantee	0.0	0.0	(14.7)
Financial restructuring costs	(2.4)	0.0	0.0
Phantom shares (LTI)	(17.7)	0.0	0.0
Others	(9.3)	(16.1)	(14.7)
Total financial expenses	(274.2)	(245.0)	(239.3)
Derivative financial instruments	0.0	(16.8)	6.4
Financial expenses, net	$ (199.4)	$ (232.7)	$ (116.1)